Goldman Sachs Core Fixed Income Fund
Goldman Sachs Core Fixed Income Fund—Summary
Investment Objective
The Goldman Sachs Core Fixed Income Fund (the “Fund”) seeks a total return consisting of capital appreciation and income that exceeds the total return of the Barclays Capital U.S. Aggregate Bond Index (the “Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 66 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-139 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Goldman Sachs Core Fixed Income Fund		Class A Shares, Goldman Sachs Core Fixed Income Fund	Class B Shares, Goldman Sachs Core Fixed Income Fund	Class C Shares, Goldman Sachs Core Fixed Income Fund	Institutional Shares, Goldman Sachs Core Fixed Income Fund	Service Shares, Goldman Sachs Core Fixed Income Fund	Class IR Shares, Goldman Sachs Core Fixed Income Fund	Class R Shares, Goldman Sachs Core Fixed Income Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	1.00%	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Goldman Sachs Core Fixed Income Fund	Class A Shares, Goldman Sachs Core Fixed Income Fund	Class B Shares, Goldman Sachs Core Fixed Income Fund	Class C Shares, Goldman Sachs Core Fixed Income Fund	Institutional Shares, Goldman Sachs Core Fixed Income Fund	Service Shares, Goldman Sachs Core Fixed Income Fund	Class IR Shares, Goldman Sachs Core Fixed Income Fund	Class R Shares, Goldman Sachs Core Fixed Income Fund
Management Fees	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	none	none	none	0.50%
Other Expenses	0.18%	0.18%	0.18%	0.09%	0.59%	0.18%	0.18%
Service Fees	none	none	none	none	0.25%	none	none
Shareholder Administration Fees	none	none	none	none	0.25%	none	none
All Other Expenses	0.18%	0.18%	0.18%	0.09%	0.09%	0.18%	0.18%
Total Annual Fund Operating Expenses	0.81%	1.56%	1.56%	0.47%	0.97%	0.56%	1.06%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares at the end of those periods, unless otherwise stated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Goldman Sachs Core Fixed Income Fund (USD $)	Expense Example, By Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares, Goldman Sachs Core Fixed Income Fund		455	624	808	1,339
Class B Shares, Goldman Sachs Core Fixed Income Fund	Assuming complete redemption	659	793	1,050	1,655	Assuming no redemption	159	493	850	1,655
Class C Shares, Goldman Sachs Core Fixed Income Fund	Assuming complete redemption at end of period	259	493	850	1,856	Assuming no redemption	159	493	850	1,856
Institutional Shares, Goldman Sachs Core Fixed Income Fund		48	151	263	591
Service Shares, Goldman Sachs Core Fixed Income Fund		99	309	536	1,190
Class IR Shares, Goldman Sachs Core Fixed Income Fund		57	179	313	701
Class R Shares, Goldman Sachs Core Fixed Income Fund		108	337	585	1,294

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2011 was 554% of the average value of its portfolio.
Principal Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in fixed income securities, including securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), corporate debt securities, privately issued adjustable rate and fixed rate mortgage loans or other mortgage-related securities (“Mortgage-Backed Securities”) and asset-backed securities. The Fund may also invest in custodial receipts, fixed income securities issued by or on behalf of states, territories, and possessions of the United States (including the District of Columbia) (“Municipal Securities”) and convertible securities. The Fund may also engage in forward foreign currency transactions for both speculative and hedging purposes.

The Fund’s investments in non-U.S. dollar denominated obligations (hedged or unhedged against currency risk) will not exceed 25% of its total assets (not including securities lending collateral and any investment of that collateral) measured at the time of purchase (“Total Assets”), and 10% of the Fund’s Total Assets may be invested in obligations of issuers in countries with emerging markets or economies (“emerging countries”). Additionally, exposure to non-U.S. currencies (unhedged against currency risk) will not exceed 25% of the Fund’s Total Assets. In pursuing its investment objective, the Fund uses the Index as its performance benchmark, but the Fund will not attempt to replicate the Index. The Fund may, therefore, invest in securities that are not included in the Index.

The Fund may invest in fixed income securities rated at least BBB- or Baa3 at the time of purchase. Securities will either be rated by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Investment Adviser to be of comparable quality. The Fund’s target duration is that of the Index plus or minus one year (the Fund’s duration approximates its price sensitivity to changes in interest rates), and over the last ten years, the duration of the Index has ranged between 3.71 and 4.98 years.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Credit/Default Risk. An issuer or guarantor of fixed income securities held by the Fund (which may have low credit ratings) may default on its obligation to pay interest or repay principal. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund's liquidity and cause significant net asset value (“NAV”) deterioration. To the extent that the Fund holds non-investment grade fixed income securities, these risks may be more pronounced.

Derivatives Risk. Loss may result from the Fund’s investments in options, futures, forwards, swaps, structured securities and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Foreign and Emerging Countries Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced. The securities markets of emerging countries are especially subject to greater price volatility and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.

Interest Rate Risk. When interest rates increase, fixed income securities held by the Fund will generally decline in value. Long-term fixed income securities may have more price volatility because of this risk than short-term fixed income securities.

Mortgage-Backed and Other Asset-Backed Securities Risk. Mortgage-related and other asset-backed securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Fund to reinvest proceeds at lower prevailing interest rates). Mortgage-Backed Securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with Mortgage-Backed Securities, as well as risks associated with the nature and servicing of the assets backing the securities.

U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by a Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect.

TOTAL RETURN CALENDAR YEAR (CLASS A)
The total return for Class A Shares for the six-month period ended June 30, 2011 was 2.52%. Best Quarter Q3 ’09 +8.52% Worst Quarter Q3 ’08 -4.12%

AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2010
Average Annual Total Returns Goldman Sachs Core Fixed Income Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Returns Before Taxes Class A Shares, Goldman Sachs Core Fixed Income Fund	Returns Before Taxes		3.23%	3.28%	4.53%	5.16%	May 01, 1997
Returns Before Taxes Class B Shares, Goldman Sachs Core Fixed Income Fund	Returns Before Taxes		1.51%	2.89%	4.31%	4.99%	May 01, 1997
Returns Before Taxes Class C Shares, Goldman Sachs Core Fixed Income Fund	Returns Before Taxes		5.47%	3.28%	4.16%	4.49%	Aug. 15, 1997
Returns Before Taxes Institutional Shares, Goldman Sachs Core Fixed Income Fund	Returns Before Taxes		7.76%	4.42%	5.33%	5.87%	Jan. 05, 1994
Returns Before Taxes Service Shares, Goldman Sachs Core Fixed Income Fund	Returns Before Taxes		7.22%	3.92%	4.82%	5.36%	Mar. 13, 1996
Returns Before Taxes Class IR Shares, Goldman Sachs Core Fixed Income Fund	Returns Before Taxes		7.57%			3.68%	Nov. 30, 2007
Returns Class R Shares, Goldman Sachs Core Fixed Income Fund	Returns		7.05%			3.20%	Nov. 30, 2007
Returns After Taxes on Distributions Class A Shares, Goldman Sachs Core Fixed Income Fund	Returns After Taxes on Distributions		2.31%	1.82%	2.81%	3.19%	May 01, 1997
Returns After Taxes on Distributions and Sale of Fund Shares Class A Shares, Goldman Sachs Core Fixed Income Fund	Returns After Taxes on Distributions and Sale of Fund Shares		2.09%	1.92%	2.85%	3.20%	May 01, 1997
Barclays Capital U.S. Aggregate Bond Index Class A Shares, Goldman Sachs Core Fixed Income Fund	Barclays Capital U.S. Aggregate Bond Index	(reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.83%	6.30%	May 01, 1997
Barclays Capital U.S. Aggregate Bond Index Class B Shares, Goldman Sachs Core Fixed Income Fund	Barclays Capital U.S. Aggregate Bond Index	(reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.83%	6.30%	May 01, 1997
Barclays Capital U.S. Aggregate Bond Index Class C Shares, Goldman Sachs Core Fixed Income Fund	Barclays Capital U.S. Aggregate Bond Index	(reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.83%	6.13%	Aug. 15, 1997
Barclays Capital U.S. Aggregate Bond Index Institutional Shares, Goldman Sachs Core Fixed Income Fund	Barclays Capital U.S. Aggregate Bond Index	(reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.83%	6.18%	Jan. 05, 1994
Barclays Capital U.S. Aggregate Bond Index Service Shares, Goldman Sachs Core Fixed Income Fund	Barclays Capital U.S. Aggregate Bond Index	(reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.83%	6.27%	Mar. 13, 1996
Barclays Capital U.S. Aggregate Bond Index Class IR Shares, Goldman Sachs Core Fixed Income Fund	Barclays Capital U.S. Aggregate Bond Index	(reflects no deduction for fees, expenses or taxes)	6.54%			5.82%	Nov. 30, 2007
Barclays Capital U.S. Aggregate Bond Index Class R Shares, Goldman Sachs Core Fixed Income Fund	Barclays Capital U.S. Aggregate Bond Index	(reflects no deduction for fees, expenses or taxes)	6.54%			5.82%	Nov. 30, 2007

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Core Plus Fixed Income Fund
Goldman Sachs Core Plus Fixed Income Fund—Summary
Investment Objective
The Goldman Sachs Core Plus Fixed Income Fund (the “Fund”) seeks a total return consisting of capital appreciation and income that exceeds the total return of the Barclays Capital U.S. Aggregate Bond Index (the “Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 66 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-139 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Goldman Sachs Core Plus Fixed Income Fund		Class A Shares, Goldman Sachs Core Plus Fixed Income Fund	Class B Shares, Goldman Sachs Core Plus Fixed Income Fund	Class C Shares, Goldman Sachs Core Plus Fixed Income Fund	Institutional Shares, Goldman Sachs Core Plus Fixed Income Fund	Service Shares, Goldman Sachs Core Plus Fixed Income Fund	Class IR Shares, Goldman Sachs Core Plus Fixed Income Fund	Class R Shares, Goldman Sachs Core Plus Fixed Income Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	1.00%	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Goldman Sachs Core Plus Fixed Income Fund		Class A Shares, Goldman Sachs Core Plus Fixed Income Fund	Class B Shares, Goldman Sachs Core Plus Fixed Income Fund	Class C Shares, Goldman Sachs Core Plus Fixed Income Fund	Institutional Shares, Goldman Sachs Core Plus Fixed Income Fund	Service Shares, Goldman Sachs Core Plus Fixed Income Fund	Class IR Shares, Goldman Sachs Core Plus Fixed Income Fund	Class R Shares, Goldman Sachs Core Plus Fixed Income Fund
Management Fees		0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	none	0.50%
Other Expenses		0.30%	0.30%	0.30%	0.21%	0.71%	0.30%	0.30%
Service Fees		none	none	none	none	0.25%	none	none
Shareholder Administration Fees		none	none	none	none	0.25%	none	none
All Other Expenses		0.30%	0.30%	0.30%	0.21%	0.21%	0.30%	0.30%
Total Annual Fund Operating Expenses		1.00%	1.75%	1.75%	0.66%	1.16%	0.75%	1.25%
Expense Limitation	[1]	(0.17%)	(0.17%)	(0.17%)	(0.17%)	(0.17%)	(0.17%)	(0.17%)
Total Annual Fund Operating Expenses After Expense Limitation		0.83%	1.58%	1.58%	0.49%	0.99%	0.58%	1.08%
[1]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.004% of the Fund's average daily net assets through at least July 29, 2012, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares at the end of those periods, unless otherwise stated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Goldman Sachs Core Plus Fixed Income Fund (USD $)	Expense Example, By Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares, Goldman Sachs Core Plus Fixed Income Fund		457	665	891	1,539
Class B Shares, Goldman Sachs Core Plus Fixed Income Fund	Assuming complete redemption	661	835	1,133	1,850	Assuming no redemption	161	535	933	1,850
Class C Shares, Goldman Sachs Core Plus Fixed Income Fund	Assuming complete redemption at end of period	261	535	933	2,048	Assuming no redemption	161	535	933	2,048
Institutional Shares, Goldman Sachs Core Plus Fixed Income Fund		50	194	351	806
Service Shares, Goldman Sachs Core Plus Fixed Income Fund		101	352	622	1,394
Class IR Shares, Goldman Sachs Core Plus Fixed Income Fund		59	223	400	914
Class R Shares, Goldman Sachs Core Plus Fixed Income Fund		110	380	670	1,496

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2011 was 673% of the average value of its portfolio.
Principal Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in fixed income securities, including securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), corporate debt securities, collateralized loan obligations, privately issued adjustable rate and fixed rate mortgage loans or other mortgage-related securities (“Mortgage-Backed Securities”), asset-backed securities, high yield non-investment grade securities (securities rated BB, Ba or below by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Investment Adviser to be of comparable quality) and fixed income securities of issuers in countries with emerging markets or economies (“emerging countries”). The Fund may also invest in custodial receipts, fixed income securities issued by or on behalf of states, territories, and possessions of the United States (including the District of Columbia) (“Municipal Securities”) and convertible securities. The Fund may also engage in forward foreign currency transactions for both speculative and hedging purposes. The Fund may invest in obligations of domestic and foreign issuers which are denominated in currencies other than the U.S. dollar. The Fund may invest up to 15% of its total assets (not including securities lending collateral and any investment of that collateral) measured at the time of purchase (“Total Assets”) in obligations of issuers in emerging countries. In pursuing its investment objective, the Fund uses the Index as its performance benchmark, but the Fund will not attempt to replicate the Index. The Fund may, therefore, invest in securities that are not included in the Index. The Fund may also purchase securities of issuers in default.

The Fund’s investments in non-investment grade securities (i.e., junk bonds) will not exceed 15% of its Total Assets at the time of purchase. Otherwise, the Fund invests in fixed income securities rated at least BBB- or Baa3 at the time of purchase. Securities will either be rated by a NRSRO or, if unrated, determined by the Investment Adviser to be of comparable quality. The Fund’s target duration is that of the Index, plus or minus 1.5 years (the Fund’s duration approximates its price sensitivity to changes in interest rates), and over the last ten years, the duration of the Index has ranged between 3.71 and 4.98 years.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Credit/Default Risk. An issuer or guarantor of fixed income securities held by the Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant net asset value (“NAV”) deterioration. To the extent that the Fund holds non-investment grade fixed income securities, these risks may be more pronounced.

Derivatives Risk. Loss may result from the Fund’s investments in options, futures, forwards, swaps, structured securities and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Foreign and Emerging Countries Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced. The securities markets of emerging countries are especially subject to greater price volatility and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.

Interest Rate Risk. When interest rates increase, fixed income securities held by the Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

Mortgage-Backed and Other Asset-Backed Securities Risk. Mortgage-related and other asset-backed securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Fund to reinvest proceeds at lower prevailing interest rates). Mortgage-Backed Securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with Mortgage-Backed Securities, as well as risks associated with the nature and servicing of the assets backing the securities.

Non-Investment Grade Fixed Income Securities Risk. Non-investment grade fixed income securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by a Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect.

TOTAL RETURN CALENDAR YEAR (CLASS A)
The total return for Class A Shares for the six-month period ended June 30, 2011 was 2.60%. Best Quarter Q3 ’09 +5.88% Worst Quarter Q3 ’08 -3.49%

AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2010
Average Annual Total Returns Goldman Sachs Core Plus Fixed Income Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	Since Inception	Inception Date
Returns Before Taxes Class A Shares, Goldman Sachs Core Plus Fixed Income Fund	Returns Before Taxes		3.55%	4.39%	Nov. 30, 2006
Returns Before Taxes Class B Shares, Goldman Sachs Core Plus Fixed Income Fund	Returns Before Taxes		1.49%	4.56%	Jun. 20, 2007
Returns Before Taxes Class C Shares, Goldman Sachs Core Plus Fixed Income Fund	Returns Before Taxes		5.72%	4.57%	Nov. 30, 2006
Returns Before Taxes Institutional Shares, Goldman Sachs Core Plus Fixed Income Fund	Returns Before Taxes		8.04%	5.74%	Nov. 30, 2006
Returns Before Taxes Service Shares, Goldman Sachs Core Plus Fixed Income Fund	Returns Before Taxes		7.52%	6.09%	Jun. 20, 2007
Returns Before Taxes Class IR Shares, Goldman Sachs Core Plus Fixed Income Fund	Returns Before Taxes		7.84%	5.55%	Nov. 30, 2007
Returns Class R Shares, Goldman Sachs Core Plus Fixed Income Fund	Returns		7.41%	5.03%	Nov. 30, 2007
Returns After Taxes on Distributions Class A Shares, Goldman Sachs Core Plus Fixed Income Fund	Returns After Taxes on Distributions		1.46%	2.67%	Nov. 30, 2006
Returns After Taxes on Distributions and Sale of Fund Shares Class A Shares, Goldman Sachs Core Plus Fixed Income Fund	Returns After Taxes on Distributions and Sale of Fund Shares		2.40%	2.73%	Nov. 30, 2006
Barclays Capital U.S. Aggregate Bond Index Class A Shares, Goldman Sachs Core Plus Fixed Income Fund	Barclays Capital U.S. Aggregate Bond Index	(reflects no deduction for fees, expenses or taxes)	6.54%	5.88%	Nov. 30, 2006
Barclays Capital U.S. Aggregate Bond Index Class B Shares, Goldman Sachs Core Plus Fixed Income Fund	Barclays Capital U.S. Aggregate Bond Index	(reflects no deduction for fees, expenses or taxes)	6.54%	6.85%	Jun. 20, 2007
Barclays Capital U.S. Aggregate Bond Index Class C Shares, Goldman Sachs Core Plus Fixed Income Fund	Barclays Capital U.S. Aggregate Bond Index	(reflects no deduction for fees, expenses or taxes)	6.54%	5.88%	Nov. 30, 2006
Barclays Capital U.S. Aggregate Bond Index Institutional Shares, Goldman Sachs Core Plus Fixed Income Fund	Barclays Capital U.S. Aggregate Bond Index	(reflects no deduction for fees, expenses or taxes)	6.54%	5.88%	Nov. 30, 2006
Barclays Capital U.S. Aggregate Bond Index Service Shares, Goldman Sachs Core Plus Fixed Income Fund	Barclays Capital U.S. Aggregate Bond Index	(reflects no deduction for fees, expenses or taxes)	6.54%	6.85%	Jun. 20, 2007
Barclays Capital U.S. Aggregate Bond Index Class IR Shares, Goldman Sachs Core Plus Fixed Income Fund	Barclays Capital U.S. Aggregate Bond Index	(reflects no deduction for fees, expenses or taxes)	6.54%	5.82%	Nov. 30, 2007
Barclays Capital U.S. Aggregate Bond Index Class R Shares, Goldman Sachs Core Plus Fixed Income Fund	Barclays Capital U.S. Aggregate Bond Index	(reflects no deduction for fees, expenses or taxes)	6.54%	5.82%	Nov. 30, 2007

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Global Income Fund
Goldman Sachs Global Income Fund—Summary
Investment Objective
The Goldman Sachs Global Income Fund (the “Fund”) seeks a high total return, emphasizing current income, and, to a lesser extent, providing opportunities for capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 66 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-139 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Goldman Sachs Global Income Fund		Class A Shares, Goldman Sachs Global Income Fund	Class B Shares, Goldman Sachs Global Income Fund	Class C Shares, Goldman Sachs Global Income Fund	Institutional Shares, Goldman Sachs Global Income Fund	Service Shares, Goldman Sachs Global Income Fund	Class IR Shares, Goldman Sachs Global Income Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	1.00%	none	none	none
[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Goldman Sachs Global Income Fund		Class A Shares, Goldman Sachs Global Income Fund	Class B Shares, Goldman Sachs Global Income Fund	Class C Shares, Goldman Sachs Global Income Fund	Institutional Shares, Goldman Sachs Global Income Fund	Service Shares, Goldman Sachs Global Income Fund	Class IR Shares, Goldman Sachs Global Income Fund
Management Fees		0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	none
Other Expenses		0.23%	0.23%	0.23%	0.14%	0.64%	0.23%
Service Fees		none	none	none	none	0.25%	none
Shareholder Administration Fees		none	none	none	none	0.25%	none
All Other Expenses		0.23%	0.23%	0.23%	0.14%	0.14%	0.23%
Total Annual Fund Operating Expenses		1.13%	1.88%	1.88%	0.79%	1.29%	0.88%
Expense Limitation	[1]	(0.10%)	(0.10%)	(0.10%)	(0.10%)	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses After Expense Limitation		1.03%	1.78%	1.78%	0.69%	1.19%	0.78%
[1]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.004% of the Fund's average daily net assets through at least July 29, 2012, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service and/or Class IR Shares at the end of those periods, unless otherwise stated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Goldman Sachs Global Income Fund (USD $)	Expense Example, By Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares, Goldman Sachs Global Income Fund		476	711	965	1,689
Class B Shares, Goldman Sachs Global Income Fund	Assuming complete redemption at end of period	681	881	1,207	1,997	Assuming no redemption	181	581	1,007	1,997
Class C Shares, Goldman Sachs Global Income Fund	Assuming complete redemption at end of period	281	581	1,007	2,193	Assuming no redemption	181	581	1,007	2,193
Institutional Shares, Goldman Sachs Global Income Fund		70	242	429	969
Service Shares, Goldman Sachs Global Income Fund		121	399	698	1,548
Class IR Shares, Goldman Sachs Global Income Fund		80	271	478	1,075

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2011 was 430% of the average value of its portfolio.
Principal Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a portfolio of fixed income securities of U.S. and foreign issuers. Foreign securities include securities of issuers located outside the U.S. or securities quoted or denominated in a currency other than the U.S. dollar. The Fund also enters into transactions in foreign currencies, typically through the use of forward contracts and swap contracts. Under normal market conditions, the Fund will:

• Have at least 30% of its Net Assets, after considering the effect of currency positions, denominated in U.S. dollars

• Invest in securities of issuers in at least three countries

• Seek to meet its investment objective by pursuing investment opportunities in foreign and domestic fixed income securities markets and by engaging in currency transactions to seek to enhance returns and to seek to hedge its portfolio against currency exchange rate fluctuations

The Fund may invest more than 25% of its total assets in the securities of corporate and governmental issuers located in each of Canada, Germany, Japan and the United Kingdom as well as in the securities of U.S. issuers. Not more than 25% of the Fund’s total assets will be invested in securities of issuers in any other single foreign country. The Fund may also invest up to 10% of its total assets (not including securities lending collateral and any investment of that collateral) measured at the time of purchase (“Total Assets”) in issuers in countries with emerging markets or economies (“emerging countries”).

The fixed income securities in which the Fund may invest include:

• Securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and custodial receipts therefor

• Securities issued or guaranteed by a foreign government or any of its political subdivisions, authorities, agencies, instrumentalities or by supranational entities

• Corporate debt securities

• Certificates of deposit and bankers’ acceptances issued or guaranteed by, or time deposits maintained at, U.S. or foreign banks (and their branches wherever located) having total assets of more than $1 billion

• Commercial paper

• Privately issued adjustable rate and fixed rate mortgage loans or other mortgage-related securities (“Mortgage-Backed Securities”) and asset-backed securities

The Fund may invest in fixed income securities rated at least BBB - or Baa3 at the time of purchase, and at least 25% of the Fund’s Total Assets will be invested in fixed income securities rated at least AAA or Aaa at the time of purchase. Securities will either be rated by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Investment Adviser to be of comparable quality. The Fund’s target duration is that of the Barclays Capital Global Aggregate Index (USD Hedged), plus or minus 2.5 years (the Fund’s duration approximates its price sensitivity to changes in interest rates), and over the last ten years, the duration of the index has ranged between 4.59 and 5.88 years. Subject to the above, there are no limits on the length of remaining maturities of securities held by the Fund. The approximate interest rate sensitivity of the Fund is comparable to that of a 6 year bond.

THE FUND IS NON-DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT OF 1940 (THE “INVESTMENT COMPANY ACT”), AND MAY INVEST MORE OF ITS ASSETS IN FEWER ISSUERS THAN “DIVERSIFIED” MUTUAL FUNDS.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Credit/Default Risk. An issuer or guarantor of fixed income securities held by the Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant net asset value (“NAV”) deterioration. To the extent that the Fund holds non-investment grade fixed income securities, these risks may be more pronounced.

Derivatives Risk. Loss may result from the Fund’s investments in options, futures, forwards, swaps, structured securities and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Foreign and Emerging Countries Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced. The securities markets of emerging countries are especially subject to greater price volatility and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.

Interest Rate Risk. When interest rates increase, fixed income securities held by the Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

Mortgage-Backed and Other Asset-Backed Risk. Mortgage-related and other asset-backed securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Fund to reinvest proceeds at lower prevailing interest rates). Mortgage-Backed Securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with Mortgage-Backed Securities, as well as risks associated with the nature and servicing of the assets backing the securities.

Non-Diversification Risk. The Fund is non-diversified under the Investment Company Act meaning that the Fund is permitted to invest more of its assets in fewer issuers than “diversified” mutual funds. Therefore, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Sovereign Risk. The issuer of the non-U.S. sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due. This may result from political or social factors, the general economic environment of a country or levels of foreign debt or foreign currency exchange rates.

U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by a Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional and Service Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect.

Because Class IR Shares did not have a full calendar year of operations as of the date of this prospectus, no performance information is shown for this share class. Class IR Shares would have annual returns substantially similar to those of the other share classes shown because Class IR Shares represent interests in the same portfolio of securities. Annual returns would differ only to the extent Class IR Shares have different expenses.

TOTAL RETURN CALENDAR YEAR (CLASS A)
The total return for Class A Shares for the six-month period ended June 30, 2011 was 0.95%. Best Quarter Q3 ’09 +5.47% Worst Quarter Q3 ’08 -2.22%

AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2010
Average Annual Total Returns Goldman Sachs Global Income Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception		Inception Date
Returns Before Taxes Class A Shares, Goldman Sachs Global Income Fund	Returns Before Taxes		0.46%	3.55%	4.01%	5.68%		Aug. 02, 1991
Returns Before Taxes Class B Shares, Goldman Sachs Global Income Fund	Returns Before Taxes		(1.47%)	3.14%	3.85%	5.08%		May 01, 1996
Returns Before Taxes Class C Shares, Goldman Sachs Global Income Fund	Returns Before Taxes		2.64%	3.56%	3.71%	4.29%		Aug. 15, 1997
Returns Before Taxes Institutional Shares, Goldman Sachs Global Income Fund	Returns Before Taxes		4.76%	4.71%	4.88%	6.22%		Aug. 01, 1995
Returns Before Taxes Service Shares, Goldman Sachs Global Income Fund	Returns Before Taxes		4.16%	4.17%	4.35%	5.02%		Mar. 12, 1997
Returns After Taxes on Distributions Class A Shares, Goldman Sachs Global Income Fund	Returns After Taxes on Distributions		(0.33%)	1.98%	2.04%	3.25%		Aug. 02, 1991
Returns After Taxes on Distributions and Sale of Fund Shares Class A Shares, Goldman Sachs Global Income Fund	Returns After Taxes on Distributions and Sale of Fund Shares		0.30%	2.11%	2.23%	3.35%		Aug. 02, 1991
Barclays Capital Global Aggregate Index (USD Hedged) Class A Shares, Goldman Sachs Global Income Fund	Barclays Capital Global Aggregate Index (USD Hedged)	(reflects no deduction for fees, expenses or taxes)	4.61%	4.84%	5.21%	6.60%	[1]	Aug. 02, 1991
Barclays Capital Global Aggregate Index (USD Hedged) Class B Shares, Goldman Sachs Global Income Fund	Barclays Capital Global Aggregate Index (USD Hedged)	(reflects no deduction for fees, expenses or taxes)	4.61%	4.84%	5.21%	6.16%		May 01, 1996
Barclays Capital Global Aggregate Index (USD Hedged) Class C Shares, Goldman Sachs Global Income Fund	Barclays Capital Global Aggregate Index (USD Hedged)	(reflects no deduction for fees, expenses or taxes)	4.61%	4.84%	5.21%	5.79%	[2]	Aug. 15, 1997
Barclays Capital Global Aggregate Index (USD Hedged) Institutional Shares, Goldman Sachs Global Income Fund	Barclays Capital Global Aggregate Index (USD Hedged)	(reflects no deduction for fees, expenses or taxes)	4.61%	4.84%	5.21%	6.26%		Aug. 01, 1995
Barclays Capital Global Aggregate Index (USD Hedged) Service Shares, Goldman Sachs Global Income Fund	Barclays Capital Global Aggregate Index (USD Hedged)	(reflects no deduction for fees, expenses or taxes)	4.61%	4.84%	5.21%	6.01%	[3]	Mar. 12, 1997
[1]	Calculated from September 1, 1991 to December 31, 2010.
[2]	Calculated from September 1, 1997 to December 31, 2010.
[3]	Calculated from April 1, 1997 to December 31, 2010.

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional and Service Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Strategic Income Fund
Goldman Sachs Strategic Income Fund—Summary
Investment Objective
Goldman Sachs Strategic Income Fund (the “Fund”) seeks total return comprised of income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 66 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-139 of the Fund’s statement of additional information (“SAI”).
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Goldman Sachs Strategic Income Fund		Class A Shares, Goldman Sachs Strategic Income Fund	Class C Shares, Goldman Sachs Strategic Income Fund	Institutional Shares, Goldman Sachs Strategic Income Fund	Class IR Shares, Goldman Sachs Strategic Income Fund	Class R Shares, Goldman Sachs Strategic Income Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	1.00%	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Goldman Sachs Strategic Income Fund		Class A Shares, Goldman Sachs Strategic Income Fund	Class C Shares, Goldman Sachs Strategic Income Fund	Institutional Shares, Goldman Sachs Strategic Income Fund	Class IR Shares, Goldman Sachs Strategic Income Fund	Class R Shares, Goldman Sachs Strategic Income Fund
Management Fees		0.59%	0.59%	0.59%	0.59%	0.59%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none	0.50%
Other Expenses		0.24%	0.24%	0.15%	0.24%	0.24%
Total Annual Fund Operating Expenses		1.08%	1.83%	0.74%	0.83%	1.33%
Expense Limitation	[1]	(0.06%)	(0.06%)	(0.06%)	(0.06%)	(0.06%)
Total Annual Fund Operating Expenses After Expense Limitation		1.02%	1.77%	0.68%	0.77%	1.27%
[1]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to 0.054% of the Fund's average daily net assets through at least July 29, 2012, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example assumes that the expense limitation arrangement between the Fund and the Investment Adviser will remain in place for only one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Goldman Sachs Strategic Income Fund (USD $)	Expense Example, By Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares, Goldman Sachs Strategic Income Fund		475	700	943	1,638
Class C Shares, Goldman Sachs Strategic Income Fund	Assuming complete redemption at end of period	280	570	985	2,143	Assuming no redemption	180	570	985	2,143
Institutional Shares, Goldman Sachs Strategic Income Fund		69	231	406	913
Class IR Shares, Goldman Sachs Strategic Income Fund		79	259	455	1,020
Class R Shares, Goldman Sachs Strategic Income Fund		129	416	723	1,596

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but will be reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2011 was 342% of the average value of the portfolio.
Principal Strategy

The Fund invests in a broadly diversified portfolio of U.S. and foreign investment grade and non-investment grade fixed income investments including, but not limited to: U.S. Government securities (such as U.S. Treasury securities or Treasury inflation protected securities), non-U.S. sovereign debt, agency securities, corporate debt securities, agency and non-agency mortgage-backed securities, asset-backed securities, custodial receipts, municipal securities, loans and loan participations and convertible securities. The Fund’s investments in loans and loan participations may include, but are not limited to: (a) senior secured floating rate and fixed rate loans or debt (“Senior Loans”), (b) second lien or other subordinated or unsecured floating rate and fixed rate loans or debt (“Second Lien Loans”) and (c) other types of secured or unsecured loans with fixed, floating or variable interest rates. The Fund may invest in fixed income securities of any maturity.

Non-investment grade fixed income securities are securities rated BB, Ba or below by a nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Investment Adviser to be of comparable quality.

The Fund may invest in fixed income securities of issuers located in emerging countries. Such investments may include sovereign debt issued by emerging countries that have sovereign ratings below investment grade or that are unrated. There is no limitation to the amount the Fund invests in non-investment grade or emerging market securities. From time to time, the Fund may also invest in preferred stock. The Fund’s investments may be denominated in currencies other than the U.S. dollar. The Fund may engage in forward foreign currency transactions for both investment and hedging purposes.

The Fund also intends to invest in other derivative instruments. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund’s investments in derivatives may include, in addition to forward foreign currency exchange contracts, interest rate futures contracts, options (including options on futures contracts, swaps, bonds, stocks and indexes), swaps (including credit default, index, basis, total return, volatility and currency swaps), and other forward contracts. The Fund may use derivatives instead of buying and selling bonds to manage duration, to gain exposure or to short individual securities or to gain exposure to a credit or asset backed index.

The Fund may implement short positions and generally will do so by using swaps or futures. For example, the Fund may enter into a futures contract pursuant to which it agrees to sell an asset (that it does not currently own) at a specified price at a specified point in the future. This gives the Fund a short position with respect to that asset. The Fund will benefit to the extent the asset decreases in value (and will be harmed to the extent the asset increases in value) between the time it enters into the futures contract and the agreed date of sale.

“Strategic” in the Fund’s name means that the Fund seeks both current income and capital appreciation as elements of total return. The Fund attempts to exploit pricing anomalies throughout the global fixed income and currency markets. Additionally, the Fund uses short positions and derivatives to enhance portfolio return or for hedging purposes. The Fund may sell investments that the portfolio managers believe are no longer favorable with regard to these factors.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Credit/Default Risk. An issuer or guarantor of fixed income securities held by the Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration. To the extent that the Fund invests in non-investment grade fixed income securities, these risks may be more pronounced. To the extent that the Fund holds non-investment grade fixed income securities, these risks may be more pronounced.

Derivatives Risk. Loss may result from the Fund’s investments in options, futures, forwards, swaps, structured securities and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Investment Adviser’s expectations for speculative forward foreign currency transactions may produce significant losses to the Fund. The Fund may use derivatives, including futures and swaps, to implement short positions. Taking short positions involves leverage of the Fund’s assets and presents various risks. If the price of the instrument or market which the Fund has taken a short position on increases, then the Fund will incur a loss equal to the increase in price from the time that the short position was entered into plus any premiums and interest paid to a counterparty. Therefore, taking short positions involves the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment.

Foreign and Emerging Countries Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced. The securities markets of emerging countries are especially subject to greater price volatility and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.

Interest Rate Risk. When interest rates increase, fixed income securities held by the Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

Liquidity Risk. The risk that the Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value accurately. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Management Risk. A strategy used by the Investment Adviser may fail to produce the intended results.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions. Price changes may be temporary or last for extended periods.

Mortgage-Backed and Other Asset-Backed Risk. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-backed securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. The Fund may purchase many types of U.S. Government securities, including those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks. These securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Non-Investment Grade Fixed Income Securities Risk. Non-investment grade fixed income securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Second Lien Loans Risk. Second Lien Loans generally are subject to similar risks as those associated with investments in Senior Loans. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in Second Lien Loans, which would create greater credit risk exposure for the holders of such loans. Second Lien Loans share the same risks as other below investment grade securities.

Senior Loan Risk. Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debt holders and stockholders of the borrower. Senior Loans are usually rated below investment grade, and are subject to similar risks, such as credit risk, as below investment grade securities. However, Senior Loans are typically senior and secured in contrast to other below investment grade securities, which are often subordinated and unsecured. There is less readily available, reliable information about most Senior Loans than is the case for many other types of securities, and the Investment Adviser relies primarily on its own evaluation of a borrower’s credit quality rather than on any available independent sources. The ability of the Fund to realize full value in the event of the need to sell a Senior Loan may be impaired by the lack of an active trading market for certain senior loans or adverse market conditions limiting liquidity. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Although Senior Loans in which the Fund will invest generally will be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Loan. Moreover, any specific collateral used to secure a Senior Loan may decline in value or become illiquid, which would adversely affect the Senior Loan’s value. Uncollateralized Senior Loans involve a greater risk of loss. Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the Senior Loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Fund, such as invalidation of Senior Loans.

Sovereign Risk. An issuer of non-U.S. sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due. This may result from political or social factors, the general economic environment of a country, levels of foreign debt or foreign currency exchange rates.

Performance
As the Fund has not operated for a full calendar year as of the date of this Prospectus, there is no performance information quoted for the Fund.